Investments and Assets and Liabilities Held for Sale - Subsidiaries Profit or Loss Related to Energy Business Unit (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [line items]
Revenue from services rendered	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services	(979,183)	(942,255)	(1,003,748)
Gross profit	281,404	403,594	376,283
General and administrative expenses	(327,286)	(256,532)	(231,050)
Other operating income (expenses), net	(576,506)	(31,125)	(80,551)
Finance income (costs), net	(135,380)	(423,894)	(345,470)
Current and deferred income and social contribution taxes	(256,966)	(107,310)	(88,447)
Profit (loss) for the year from discontinued operation	30,454	14,342	3,288
Guatapara Energia SA [member]
Disclosure of Discontinued Operations [line items]
Revenue from services rendered		9,115	8,251
Cost of services		(5,614)	(4,725)
General and administrative expenses		(299)	(180)
Other operating income (expenses), net		1,252	2,482
Finance income (costs), net		(799)	(1,007)
Profit (loss) for the year from discontinued operation	1,620	3,064
Estre Energia Renovavel Part. S.A. [member]
Disclosure of Discontinued Operations [line items]
General and administrative expenses		(1,111)	(666)
Other operating income (expenses), net		3,297	1,329
Finance income (costs), net		878	(1,906)
Discontinued operations [member] | Guatapara Energia SA [member]
Disclosure of Discontinued Operations [line items]
Revenue from services rendered	8,659	9,115	8,251
Cost of services	(6,916)	(5,614)	(4,725)
Gross profit	1,743	3,501	3,526
General and administrative expenses	(164)	(299)	(180)
Other operating income (expenses), net	811	1,252	2,482
Finance income (costs), net	(24)	(799)	(1,007)
Current and deferred income and social contribution taxes	(746)	(410)	(331)
Profit (loss) for the year from discontinued operation	1,620	3,245	4,490
Discontinued operations [member] | Estre Energia Renovavel Part. S.A. [member]
Disclosure of Discontinued Operations [line items]
Revenue from services rendered	18,310	10,383	4,750
Cost of services	(8,975)	(5,891)	(3,862)
Gross profit	9,335	4,492	888
General and administrative expenses	(1,933)	(1,284)	(703)
Other operating income (expenses), net	(788)	18	133
Finance income (costs), net	(4,365)	149	(793)
Current and deferred income and social contribution taxes	(584)	(311)	(768)
Profit (loss) for the year from discontinued operation	R$ 1,665	R$ 3,064	R$ (1,243)